STOCK-BASED COMPENSATION (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Mar. 31, 2020	Mar. 31, 2019
Offsetting Assets [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	408,245		822,055	1,470,092
Equity Option [Member]
Offsetting Assets [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	3,591,755	3,751,437	3,177,945	1,529,908
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	8 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.75	$ 1.86	$ 1.58	$ 0.86
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	2,228,738
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	1 year 3 months 25 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	$ 8,763,260
Equity Option [Member] | Minimum [Member]
Offsetting Assets [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 0.66
Equity Option [Member] | Maximum [Member]
Offsetting Assets [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 3.16